Segment and Related Information - Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	May 31, 2020	May 31, 2019
Revenues	$ 200,601	$ 74,493	$ 861,410	$ 37,995
Net Loss	(671,101)	283,000	(2,665,779)	(3,565,272)
Depreciation and Amortization	93,000	8,600	269,000
Capital Expenditures		97,000	151,000
Goodwill	5,180,141	6,682,000	5,155,141	4,456,250
Total Assets	9,128,837	9,650,000	8,591,774	$ 7,754,543
Franchise Royalties and Fees [Member]
Revenues	87,000	47,000	523,000
Net Loss	(3,000)	500	(124,000)
Depreciation and Amortization		400
Capital Expenditures
Goodwill	699,000	2,226,000	699,000
Total Assets	1,721,000	2,263,000	1,610,000
Company Owned Stores [Member]
Revenues	77,000		174,000
Net Loss	(38,000)		(330,000)
Depreciation and Amortization	38,000		54,000
Capital Expenditures			142,000
Goodwill	25,000
Total Assets	1,329,000		1,124,000
Esports Revenue [Member]
Revenues	37,000	23,000	165,000
Net Loss	(105,000)	(62,500)	(345,000)
Depreciation and Amortization	55,000		215,000
Capital Expenditures			9,000
Goodwill	4,456,000	4,456,000	4,456,000
Total Assets	5,665,000	5,947,000	5,750,000
Corporates [Member]
Revenues
Net Loss	(509,000)		(1,856,000)
Depreciation and Amortization
Capital Expenditures
Goodwill
Total Assets	$ 414,000		$ 108,000
Company Owned Stores [Member]
Revenues		4,000
Net Loss		(24,000)
Depreciation and Amortization		7,200
Capital Expenditures		97,000
Goodwill
Total Assets		440,000
Corporate [Member]
Revenues
Net Loss		(197,000)
Depreciation and Amortization		1,000
Capital Expenditures
Goodwill
Total Assets		$ 1,000,000